UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT NO. 1 TO FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Dated November 1, 2005
Pursuant to Section 30 of the Investment Company Act of 1940

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005
Date of fiscal year end: October 31
Date of reporting period: July 29, 2005

Item 1. Schedule of Investments

Thrivent Financial Securities Lending Trust

Schedule of Investments

As of July 29, 2005 (unaudited)

	Thrivent Financial Securities Lending Trust
	Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Commercial Paper (70.7%)	Interest Rate(b)	Maturity Date	Value

Asset-Backed Commercial Paper (1.8%)
$18,000,000	GOVCO, Inc.	3.140%	8/1/2005	$18,000,000
4,400,000	GOVCO, Inc.	3.250	8/4/2005	4,398,808
30,000,000	GOVCO, Inc.	3.310	8/10/2005	29,975,175
25,000,000	GOVCO, Inc.	3.190	8/19/2005	24,960,125

	Total Asset-Backed Commercial Paper			77,334,108

Banking – Domestic (9.8%)
10,000,000	Acts Retirement – Life Communities, Inc.	3.360	9/16/2005	9,957,067
25,000,000	Barclays US Funding, LLC	3.270	8/8/2005	24,984,104
25,000,000	Barclays US Funding, LLC	3.290	8/11/2005	24,977,153
3,600,000	Barclays US Funding, LLC	3.400	8/15/2005	3,595,240
2,100,000	Barclays US Funding, LLC	3.300	8/31/2005	2,094,225
30,000,000	Blue Spice, LLC	3.320	8/1/2005	30,000,000
30,000,000	Credit Suisse First Boston NY	3.300	8/9/2005	30,000,000
25,000,000	Depfa Bank NY	3.280	8/8/2005	25,000,000
7,000,000	Depfa Bank NY	3.640	10/27/2005	7,000,000
25,000,000	Depfa Bank NY	3.235	8/23/2005	25,000,000
30,000,000	Dexia Delaware, LLC	3.280	8/8/2005	29,980,867
30,000,000	Dexia Delaware, LLC	3.370	8/9/2005	29,978,067
9,200,000	Dexia Delaware, LLC	3.450	9/13/2005	9,162,088
30,000,000	Louis Dreyfus Corporation	3.280	8/8/2005	29,980,867
30,000,000	Louis Dreyfus Corporation	3.300	8/11/2005	29,972,500
32,051,000	Rabobank USA Finance Corporation	3.350	8/8/2005	32,030,588
9,300,000	Rabobank USA Finance Corporation	3.380	8/9/2005	9,293,138
15,869,000	Society of New York Hospital Fund	3.545	10/5/2005	15,767,427
8,500,000	Svenska Handelsbanken NY	3.300	8/3/2005	8,498,452
30,000,000	U.S. Bancorp	3.250	8/29/2005	29,924,166
2,700,000	UBS Finance Corporation	3.280	9/23/2005	2,686,962

	Total Banking – Domestic			409,882,911

Banking – Foreign (1.7%)
10,000,000	Depfa Bank plc	3.150	8/8/2005	9,993,875
10,850,000	Depfa Bank plc	3.160	8/9/2005	10,842,381
2,199,000	Depfa Bank plc	3.410	8/19/2005	2,195,251
30,000,000	HBOS Treasury Services plc	3.290	8/9/2005	29,978,067
9,200,000	HBOS Treasury Services plc	3.430	9/7/2005	9,167,568
3,700,000	HBOS Treasury Services plc	3.500	9/8/2005	3,686,331
3,400,000	HBOS Treasury Services plc	3.550	10/5/2005	3,378,207
1,900,000	Royal Bank of Scotland plc	3.400	8/15/2005	1,897,510

	Total Banking – Foreign			71,139,190

Brokerage (0.1%)
6,000,000	Morgan Stanley	3.300	8/4/2005	5,998,350

	Total Brokerage			5,998,350

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Commercial Paper (70.7%)	Interest Rate(b)	Maturity Date	Value

Consumer Cyclical (2.3%)
$21,067,000	Golden Funding	3.280%	8/2/2005	$21,065,081
8,443,000	Golden Funding	3.280	8/5/2005	8,439,923
3,250,000	Golden Funding	3.290	8/8/2005	3,247,921
13,035,000	Johnson Controls, Inc.	3.280	8/1/2005	13,035,000
25,000,000	Toyota Financial Services de Puerto Rico, Inc.	3.270	8/8/2005	24,984,104
25,000,000	Toyota Financial Services de Puerto Rico, Inc.	3.270	8/9/2005	24,981,833

	Total Consumer Cyclical			95,753,862

Consumer Non-Cyclical (0.7%)
14,700,000	Baystate Health Systems, Inc.	3.245	8/16/2005	14,680,124
16,000,000	Cargill, Inc.	3.340	11/25/2005	15,827,804

	Total Consumer Non-Cyclical			30,507,928

Education (1.4%)
21,246,000	Duke University	3.430	9/8/2005	21,169,078
35,550,000	Yale University	3.430	9/8/2005	35,421,289

	Total Education			56,590,367

Energy (2.0%)
35,000,000	BP Capital Markets plc	3.280	8/1/2005	35,000,000
50,000,000	Total Capital SA	3.300	8/1/2005	50,000,000

	Total Energy			85,000,000

Finance (45.4%)
25,811,000	Amsterdam Funding Corporation	3.300	8/1/2005	25,811,000
26,000,000	Amsterdam Funding Corporation	3.400	8/16/2005	25,963,458
20,000,000	Amsterdam Funding Corporation	3.460	8/29/2005	19,946,489
15,163,000	Amsterdam Funding Corporation	3.490	9/7/2005	15,108,611
25,000,000	Amsterdam Funding Corporation	3.510	9/23/2005	24,870,812
25,000,000	Aspen Funding Corporation	3.300	8/5/2005	24,990,833
16,152,000	Barton Capital Corporation	3.300	8/1/2005	16,152,000
25,000,000	Barton Capital Corporation	3.280	8/9/2005	24,981,778
25,000,000	Bryant Park Funding, LLC	3.250	8/4/2005	24,993,229
25,000,000	Bryant Park Funding, LLC	3.280	8/8/2005	24,984,056
14,695,000	Bryant Park Funding, LLC	3.320	8/11/2005	14,681,448
24,942,000	Bryant Park Funding, LLC	3.400	8/16/2005	24,906,666
5,160,000	Chariot Funding, LLC	3.280	8/3/2005	5,159,060
5,234,000	Chariot Funding, LLC	3.350	8/12/2005	5,228,642
12,149,000	Chariot Funding, LLC	3.380	8/19/2005	12,128,468
32,637,000	Chariot Funding, LLC	3.460	8/26/2005	32,559,206
30,000,000	Ciesco, LLC	3.440	8/26/2005	29,928,333
25,000,000	Ciesco, LLC	3.490	9/20/2005	24,878,819
5,000,000	Corporate Asset Finance Company, LLC	3.300	8/1/2005	5,000,000
17,250,000	Corporate Asset Finance Company, LLC	3.330	8/15/2005	17,227,661
25,000,000	Corporate Asset Finance Company, LLC	3.220	8/24/2005	24,948,569
15,000,000	Corporate Asset Finance Company, LLC	3.590	10/18/2005	14,883,325

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Commercial Paper (70.7%)	Interest Rate(b)	Maturity Date	Value

Finance — continued
$25,000,000	Corporate Receivables Corporation Funding, LLC	3.280%	8/3/2005	$24,995,445
25,129,000	Corporate Receivables Corporation Funding, LLC	3.280	8/4/2005	25,122,131
30,000,000	Corporate Receivables Corporation Funding, LLC	3.230	8/10/2005	29,975,775
16,000,000	Corporate Receivables Corporation Funding, LLC	3.430	8/23/2005	15,966,462
29,500,000	Corporate Receivables Corporation Funding, LLC	3.480	9/12/2005	29,380,230
25,000,000	Edison Asset Securitization, LLC	3.100	8/12/2005	24,976,320
30,000,000	Falcon Asset Securitization Corporation	3.300	8/2/2005	29,997,250
24,298,000	Falcon Asset Securitization Corporation	3.300	8/9/2005	24,280,182
21,469,000	Falcon Asset Securitization Corporation	3.450	8/26/2005	21,417,815
25,000,000	Fountain Square Commercial Funding Corporation	3.280	8/1/2005	25,000,000
15,000,000	Galaxy Funding, Inc.	3.190	8/5/2005	14,994,684
20,000,000	Galaxy Funding, Inc.	3.200	8/8/2005	19,987,556
50,000,000	Galaxy Funding, Inc.	3.290	8/9/2005	49,964,111
1,000,000	Galaxy Funding, Inc.	3.180	8/15/2005	998,763
20,000,000	Galaxy Funding, Inc.	3.250	8/29/2005	19,949,445
25,000,000	Galaxy Funding, Inc.	3.510	9/26/2005	24,863,500
20,000,000	Galaxy Funding, Inc.	3.600	10/27/2005	19,826,000
25,000,000	General Electric Capital Corporation	3.250	8/5/2005	24,990,972
19,000,000	General Electric Capital Corporation	3.180	8/16/2005	18,974,825
15,000,000	General Electric Capital Corporation	3.350	11/30/2005	14,831,104
1,000,000	GlaxoSmithKline Finance plc	3.420	9/15/2005	995,725
30,000,000	Grampian Funding, LLC	3.400	8/18/2005	29,951,833
25,000,000	Grampian Funding, LLC	3.430	8/23/2005	24,947,597
15,000,000	Grampian Funding, LLC	3.170	9/13/2005	14,943,204
1,108,000	Jupiter Securitization Corporation	3.300	8/1/2005	1,108,000
2,354,000	Jupiter Securitization Corporation	3.280	8/5/2005	2,353,163
4,551,000	Jupiter Securitization Corporation	3.330	8/11/2005	4,546,790
10,000,000	Jupiter Securitization Corporation	3.400	8/15/2005	9,986,778
8,141,000	Jupiter Securitization Corporation	3.400	8/16/2005	8,129,497
5,540,000	Jupiter Securitization Corporation	3.400	8/18/2005	5,531,105
10,000,000	Jupiter Securitization Corporation	3.440	8/29/2005	9,973,244
19,000,000	Jupiter Securitization Corporation	3.610	10/31/2005	18,826,620
13,048,000	Kitty Hawk Funding Corporation	3.300	8/4/2005	13,044,412
30,000,000	Kitty Hawk Funding Corporation	3.350	8/10/2005	29,974,875
13,653,000	Kitty Hawk Funding Corporation	3.370	8/15/2005	13,635,219
23,032,000	Nieuw Amsterdam Receivables	3.290	8/8/2005	23,017,266
12,713,000	Nieuw Amsterdam Receivables	3.320	8/15/2005	12,696,586
20,114,000	Nieuw Amsterdam Receivables	3.370	8/22/2005	20,075,427
25,078,000	Nieuw Amsterdam Receivables	3.445	8/29/2005	25,010,805
29,707,000	Nieuw Amsterdam Receivables	3.440	9/1/2005	29,619,001
19,414,000	Old Line Funding Corporation	3.250	8/1/2005	19,414,000
28,067,000	Old Line Funding Corporation	3.370	8/16/2005	28,027,589
30,000,000	Park Avenue Receivables Corporation	3.280	8/2/2005	29,997,267
25,000,000	Park Avenue Receivables Corporation	3.290	8/10/2005	24,979,437
30,000,000	Park Avenue Receivables Corporation	3.480	8/30/2005	29,916,625
36,052,000	Preferred Receivables Funding Corporation	3.300	8/8/2005	36,028,983
25,000,000	Preferred Receivables Funding Corporation	3.300	8/11/2005	24,977,083

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Commercial Paper (70.7%)	Interest Rate(b)	Maturity Date	Value

Finance — continued
$9,100,000	Private Export Funding Corporation	3.370%	11/22/2005	$9,003,740
8,482,000	Ranger Funding Company, LLC	3.310	8/1/2005	8,482,000
1,874,000	Ranger Funding Company, LLC	3.450	8/16/2005	1,871,306
4,167,000	Ranger Funding Company, LLC	3.450	8/23/2005	4,158,215
31,601,000	Ranger Funding Company, LLC	3.450	8/29/2005	31,516,204
23,800,000	Sheffield Receivables Corporation	3.280	8/5/2005	23,791,326
19,500,000	Sheffield Receivables Corporation	3.290	8/10/2005	19,483,961
4,710,000	Sheffield Receivables Corporation	3.330	8/11/2005	4,705,643
10,070,000	Sheffield Receivables Corporation	3.370	8/12/2005	10,059,631
35,020,000	Sheffield Receivables Corporation	3.360	8/15/2005	34,974,280
30,000,000	Societe Generale North America, Inc.	3.460	9/1/2005	29,910,617
25,000,000	Solitaire Funding, LLC	3.290	8/3/2005	24,995,430
25,000,000	Solitaire Funding, LLC	3.290	8/5/2005	24,990,861
25,000,000	Solitaire Funding, LLC	3.290	8/9/2005	24,981,722
25,000,000	Solitaire Funding, LLC	3.280	8/10/2005	24,979,500
11,000,000	Thunder Bay Funding, Inc.	3.300	8/1/2005	11,000,000
23,000,000	Thunder Bay Funding, Inc.	3.340	8/15/2005	22,971,557
23,127,000	Thunder Bay Funding, Inc.	3.455	9/7/2005	23,044,877
28,227,000	Triple A-1 Funding Corporation	3.280	8/4/2005	28,219,285
20,000,000	Triple A-1 Funding Corporation	3.280	8/9/2005	19,985,422
10,816,000	Triple A-1 Funding Corporation	3.330	8/11/2005	10,806,055
30,000,000	Tulip Funding Corporation	3.280	8/8/2005	29,980,867
10,000,000	Windmill Funding Company	3.290	8/1/2005	10,000,000
45,000,000	Windmill Funding Company	3.300	8/3/2005	44,991,783
7,000,000	Windmill Funding Company	3.430	8/24/2005	6,984,660
24,500,000	Windmill Funding Company	3.440	8/29/2005	24,434,449

	Total Finance			1,901,856,555

Foreign (1.0%)
40,000,000	Caisse D’Amortissement de la Dette Sociale	3.450	8/29/2005	39,892,667

	Total Foreign			39,892,667

Insurance (4.5%)
30,000,000	Curzon Funding, LLC	3.280	8/8/2005	29,980,867
30,000,000	Curzon Funding, LLC	3.290	8/9/2005	29,978,133
25,000,000	Nyala Funding, LLC	3.550	10/17/2005	24,810,174
10,000,000	Torchmark Corporation	3.300	8/2/2005	9,999,083
7,000,000	Torchmark Corporation	3.300	8/9/2005	6,994,867
10,000,000	Torchmark Corporation	3.380	8/16/2005	9,985,917
20,000,000	Torchmark Corporation	3.400	8/17/2005	19,969,778
12,000,000	Torchmark Corporation	3.430	8/18/2005	11,980,563
25,000,000	Torchmark Corporation	3.430	8/19/2005	24,957,125
8,000,000	Torchmark Corporation	3.445	8/22/2005	7,983,923
10,000,000	Torchmark Corporation	3.460	8/26/2005	9,975,972

	Total Insurance			186,616,402

	Total Commercial Paper			2,960,572,340

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Other (6.1%)	Interest Rate(b)	MaturityDate	Value

Euro Time Deposits (4.3%)
$80,000,000	BNP Paribas Paris	3.313%	8/1/2005	$80,000,000
100,000,000	Societe Generale	3.313	8/1/2005	100,000,000

	Total Euro Time Deposits			180,000,000

Mutual Funds (1.8%)
62,880,000	Barclays Prime Money Market Fund	3.300	N/A	62,880,000
12,590,000	Federated Prime Value Obligations Fund	3.250	N/A	12,590,000
933,663	Reserve Primary Fund	3.230	N/A	933,663

	Total Mutual Funds			76,403,663

	Total Other			256,403,663

Principal
Amount	U.S. Government (1.8%)	Interest Rate(b)	MaturityDate	Value

$9,000,000	Federal Home Loan Bank	1.500%	8/26/2005	$8,994,625
10,000,000	Federal Home Loan Bank	2.250	10/18/2005	9,996,047
13,000,000	Federal Home Loan Bank	2.500	11/2/2005	13,000,000
23,000,000	Federal Home Loan Mortgage Corporation	Zero Coupon	8/5/2005	22,994,545
10,000,000	Federal National Mortgage Association	Zero Coupon	9/16/2005	9,969,779
6,350,000	Federal National Mortgage Association	Zero Coupon	10/26/2005	6,300,320
5,800,000	Federal National Mortgage Association	4.050	8/14/2006	5,800,000

	Total U.S. Government			77,055,316

Principal
Amount	Variable Rate Notes (21.4%)(c)	Interest Rate(b)	MaturityDate	Value

Banking – Domestic (10.2%)
$30,000,000	Bank of America Corporation	3.310%	9/7/2005	$30,000,000
25,000,000	Bank of New York Company, Inc.	3.330	8/10/2005	24,999,968
10,000,000	Bank One NA Illinois	3.488	8/15/2005	10,001,044
25,000,000	Bank One NA Illinois	3.550	9/19/2005	25,005,231
25,000,000	Citigroup, Inc.	3.370	9/1/2005	25,001,459
20,000,000	Credit Suisse First Boston NY	3.304	8/25/2005	20,000,226
50,000,000	Fifth Third Bancorp	3.420	8/23/2005	50,000,000
25,000,000	Rabobank Nederland	3.319	8/16/2005	24,994,455
23,365,000	Royal Bank of Canada NY	3.375	8/25/2005	23,363,493
12,500,000	Royal Bank of Scotland NY	3.308	8/15/2005	12,496,829
30,000,000	Royal Bank of Scotland NY	3.332	8/30/2005	29,997,950
25,000,000	Societe Generale NY	3.273	9/2/2005	24,995,888
25,000,000	Svenska Handelsbanken NY	3.329	8/17/2005	24,996,962
45,000,000	US Bank NA	3.350	9/6/2005	45,006,760
25,000,000	Wells Fargo & Company	3.450	9/6/2005	25,022,571
34,000,000	Wells Fargo & Company	3.480	9/12/2005	34,038,210

	Total Banking – Domestic			429,921,046

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of July 291, 2005 (unaudited)(a)
Principal
Amount	Variable Rate Notes (21.4%)(c)	Interest Rate(b)	MaturityDate	Value

Banking – Foreign (1.1%)
$25,000,000	HBOS Treasury Services plc	3.591%	10/12/2005	$25,007,947
20,000,000	Royal Bank of Scotland plc	3.402	8/22/2005	20,000,000

	Total Banking – Foreign			45,007,947

Brokerage (3.2%)
25,000,000	Goldman Sachs Group, Inc.	3.430	8/25/2005	25,000,000
25,000,000	Lehman Brothers Holdings, Inc.	3.130	8/1/2005	25,015,179
63,000,000	Merrill Lynch & Company, Inc.	3.520	8/1/2005	63,005,893
20,000,000	Merrill Lynch & Company, Inc.	3.889	10/18/2005	20,044,228

	Total Brokerage			133,065,300

Consumer Cyclical (1.4%)
20,000,000	American Honda Finance Corporation	3.305	8/8/2005	20,000,000
20,000,000	American Honda Finance Corporation	3.344	8/22/2005	20,005,691
20,000,000	American Honda Finance Corporation	3.430	9/8/2005	20,006,562

	Total Consumer Cyclical			60,012,253

Insurance (0.4%)
17,000,000	Allstate Financial Global Funding	3.550	9/20/2005	17,010,403

	Total Insurance			17,010,403

U.S. Government (4.8%)

13,700,000	Federal Home Loan Bank	3.309	8/16/2005	13,699,290
30,000,000	Federal National Mortgage Association	3.290	8/1/2005	29,994,048
6,500,000	Federal National Mortgage Association	3.268	8/15/2005	6,499,667
50,000,000	Federal National Mortgage Association	3.309	8/17/2005	49,999,106
75,000,000	Federal National Mortgage Association	3.373	8/29/2005	74,996,919
25,000,000	Federal National Mortgage Association	3.505	10/21/2005	24,995,967

	Total U.S. Government			200,184,997

U.S. Municipal (0.3%)

11,175,000	BRCH Corporation, Florida Hospital Revenue Refunding
	Bonds (Series A)	3.320	8/3/2005	11,175,000

	Total U.S. Municipal			11,175,000

	Total Variable Rate Notes			896,376,946

	Total Investments (at amortized cost)			$4,190,408,265

(a)	The categories of investments are shown as a percentage of total investments.

(b)	The interest rate shown reflects the yield.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

THRIVENT FINANCIAL SECURITIES LENDING TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 29, 2005 (unaudited)

Valuation — Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. Registrant’s President and Treasurer note that the Form N-Q filed on behalf of registrant on September 26, 2005, inadvertently included the schedule of investments for Thrivent U.S. Government Zero Coupon Target Fund, Series 2006, a series of Thrivent Mutual Funds, file number 811-5075, an affiliate of registrant. As a result, registrant is filing this amended Form N-Q.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 1, 2005 THRIVENT FINANCIAL SECURITIES LENDING TRUST By: /s/ Pamela J. Moret ----------------------------------------- Pamela J. Moret President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 1, 2005

By: /s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Date: November 1, 2005

By: /s/ Gerard V. Vaillancourt
---------------------------------------------
Gerard V. Vaillancourt
Treasurer